Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net income	$ 1,077,730	$ 749,506
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	1,846,598	1,278,716
Share-based compensation for services	11,831	71,079
(Gain) loss from disposition of fixed assets	(2,776)	1,627
Gain from disposition of a subsidiary		(5,104)
Change in inventory reserve		(750,145)
Change in bad debt allowance		(15,358)
Deferred tax benefit	180,347	(13,740)
Unrealized foreign exchange loss		97,719
Amortization of the Right-of-use assets	203,853	200,108
Changes in operating assets and liabilities:
Accounts receivable	(1,503,172)	(1,274,020)
Accounts receivable-related parties	(431,664)	103,981
Inventories	370,328	(928,376)
Prepayments and other current assets	799,211	151,064
Prepayments and other current assets-related party		(28,209)
Accounts payables	410,128	(27,636)
Accounts payables-related party	907,410	(314,991)
Accrued expenses and other current liabilities	(480,305)	109,793
Advance from customers	37,529	13,306
Operating lease liabilities	(83,916)	(73,603)
Taxes payable	447,352	545,767
Net cash provided by (used in) operating activities	3,790,484	(108,516)
Cash flows from investing activities:
Cash paid for purchase of property, plant and equipment and accrued liability related to CIP	(9,144,517)	(7,352,641)
Proceeds from disposition of fixed assets	6,531
Long-term investments in equity investees		(236,320)
Proceeds upon maturity of short-term investments	497,600	2,809,254
Proceeds from disposition of a subsidiary		31,092
Net cash used in investing activities	(8,640,386)	(4,748,615)
Cash flows from financing activities:
Capital contribution made by noncontrolling shareholders		101,913
Net Proceeds from Exercise of warrants	4,285,647
Net Proceeds from private placement	3,454,043
Proceeds from short-term bank loans	628,000	73,271
Proceeds from long-term bank loans		7,385,000
Repayment of short-term bank loans	(644,446)	(4,494,271)
Repayment of long-term bank loans	(319,069)	(74,196)
Proceeds from (repayment of) related party loans	(775,416)	1,937,517
Net cash provided by financing activities	6,628,759	4,929,234
Effect of exchange rate changes on cash and restricted cash	291,637	12,556
Net increase in cash and restricted cash	2,070,494	84,659
Cash and restricted cash, beginning of period	4,935,754	1,266,873
Cash and restricted cash, end of period	7,006,248	1,351,532
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash paid for income tax	3,208
Cash paid for interest	246,055	209,694
Non-Cash Investing Activities
Right-of-assets obtained in exchange for operating lease obligations		1,562,206
Transfer from construction-in-progress to fixed assets	599,909	53,780
Additions to construction-in-progress through accounts payable		$ 165,051